EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND, EXCEED STRUCTURED
HEDGED INDEX STRATEGY FUND, and EXCEED STRUCTURED ENHANCED INDEX
STRATEGY FUND (the “Funds”)

Supplement dated October 5, 2015 to the Prospectus dated December 24, 2014, as supplemented through June 16, 2015

1.	Changes to the names of the Funds:

All references to the Exceed Structured Shield Index Strategy Fund are hereby replaced with Exceed Defined Shield Index Fund;

All references to the Exceed Structured Hedged Index Strategy Fund are hereby replaced with Exceed Defined Hedge Index Fund; and

All references to the Exceed Structured Enhanced Index Strategy Fund are hereby replaced with Exceed Defined Enhancement Index Fund.

2.
The section entitled “Additional Information Regarding Principal Investment Strategies” for the Exceed Defined Shield Index Fund beginning on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Exceed Defined Shield Index Fund

The Exceed Defined Shield Index Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Protection Index (EXPROT) (“EXPROT Index”). The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days’ notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXPROT Index. The EXPROT Index, and by extension the Fund, is designed to provide protection from market downturns at the expense of limiting gains when the market is strongly positive. The EXPROT Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index (“S&P 500”) and to allow an investment tracking the EXPROT Index to mitigate losses when the S&P 500 declines in exchange for accepting a limit on gains when the S&P 500 increases. In seeking to track the EXPROT Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor’s opinion, somewhat limited, as are the potential rewards.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 (“SPDRs”). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The put options do not protect against declines between 0% and 12.5% and investors will bear all such losses. Further, while the EXPROT Index seeks to limit losses to 12.5% on an annualized basis, there is no guarantee that it will do so. The call options in the EXPROT Index seek to allow an investment tracking the EXPROT Index to participate on gains in the S&P 500 up to a cap of approximately 15% on an annualized basis.

226-PSA-1015

Thus, the maximum upside participation is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXPROT Index replaces a portion of the put and call options in the EXPROT Index approximately every quarter. By replacing certain options quarterly, the EXPROT Index seeks to ensure that the EXPROT Index’s various options expire at different times and at different strike prices, thereby continuously protecting an investment pursuant to the EXPROT Index against downturns and sacrificing upswings. In addition, on a monthly basis, the EXPROT Index is reconstituted, such that any fixed-income securities in the EXPROT Index that have less than one month in duration or have declined below investment grade are replaced.

By tracking the EXPROT Index, the Fund’s strategy may be considered “defined outcome” investing. The Advisor uses the term “defined outcome” investing to refer to a broad range of options-based strategies that seek to limit risk/reward exposure to pre-determined levels. ”Defined outcome” investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of “defined outcome” vehicles (other than the Fund) include:

-      Structured notes;
-      Fixed index annuities; and
-      Certain option portfolio strategies

The Fund may also be considered a “smart beta” strategy.  The Advisor uses the term “smart beta” to refer to the broad range of investment strategies that apply rules-based alternative index construction guidelines to market capitalization based indexes.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXPROT Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXPROT Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXPROT Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to “call” away a security from the seller of the option at a particular price, called the “strike price.” Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund’s purchases and sales of call options result in “call spreads,” which are designed to allow the Fund to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to “put” a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when their market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund’s purchases and sales of put options result in “put spreads,” which are designed to allow the Fund to mitigate losses by the S&P 500 of more than 12.5% during the terms of the put spreads. The put spreads do not protect the Fund against S&P 500 losses of less than 12.5%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund’s net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund’s fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities’ issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXPROT Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXPROT Index. In addition, during the initial stages of the Fund’s operations, the Fund may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index. The Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXPROT Index. The Fund is non-diversified.

3.
The section entitled “Additional Information Regarding Principal Investment Strategies” for the Exceed Defined Hedge Index Fund beginning on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Exceed Defined Hedge Index Fund

The Exceed Defined Hedge Index Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Hedged Index (EXHEDG) (“EXHEDG Index”). The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days’ notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXHEDG Index. The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index (“S&P 500”) and to allow an investment tracking the EXHEDG Index to mitigate losses when the  S&P 500 declines and obtain exposure of 150% to the gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor’s opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 (“SPDRs”). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to protect an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not protect against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXHEDG Index replaces a portion of the put and call options in the EXHEDG Index approximately every quarter. By replacing certain options, the EXHEDG Index seeks to ensure that the EXHEDG Index’s various options expire at different times and at different strike prices, thereby continuously protecting an investment pursuant to the EXHEDG Index against downturns and enhancing upswings up to a maximum gain. In addition, on a monthly basis, the EXHEDG Index is reconstituted, such that any fixed-income securities in the EXHEDG Index that have less than one month in duration or have declined below investment grade are replaced.

By tracking the EXHEDG Index, the Fund’s strategy may be considered “defined outcome” investing. The Advisor uses the term “defined outcome” investing to refer to a broad range of options-based strategies that seek to limit risk/reward exposure to pre-determined levels. “Defined outcome” investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of “defined outcome” vehicles (other than the Fund) include:

-      Structured notes;
-      Fixed index annuities; and
-      Certain option portfolio strategies

The Fund may also be considered a “smart beta” strategy.  The Advisor uses the term “smart beta” to refer to the broad range of investment strategies that apply rules-based alternative index construction guidelines to market capitalization based indexes.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXHEDG Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to “call” away a security from the seller of the option at a particular price, called the “strike price.” Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund’s purchases and sales of call options result in “call spreads,” which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 10-15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to “put” a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities’ market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses by the S&P 500 of up to 10% during the terms of the put spreads. The puts do not protect the Fund against S&P 500 losses of more than 10%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund’s net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund’s fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities’ issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXHEDG Index. In addition, during the initial stages of the Fund’s operations, the Fund may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index. The Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXHEDG Index. The Fund is non-diversified.

4.
The section entitled “Additional Information Regarding Principal Investment Strategies” for the Exceed Defined Enhancement Index Fund beginning on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Exceed Defined Enhancement Index Fund

The Exceed Defined Enhancement Index Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Enhanced Index (EXENHA) (“EXENHA Index”). The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days’ notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposures  of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor’s opinion, enhanced, but capped.

The EXENHA Index is composed of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds that track the S&P 500 (“SPDRs”). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to  reflect the declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

The EXENHA Index replaces of a portion of the put and call options in the EXENHA Index approximately every quarter. By replacing certain options, the EXENHA Index seeks to ensure that the EXENHA Index’s various options expire at different times and at different strike prices, thereby continuously obtaining the desired exposures. In addition, on a monthly basis, the EXENHA Index is reconstituted, such that any fixed-income securities in the EXENHA Index that have less than one month in duration or have declined below investment grade are replaced.

By tracking the EXENHA Index, the Fund’s strategy may be considered “defined outcome” investing. The Advisor uses the term “defined outcome” investing to refer to a broad range of options-based strategies that seek risk/reward exposure within pre-determined levels. ”Defined outcome” investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of “defined outcome” vehicles (other than the Fund) include:

-      Structured notes;
-      Fixed index annuities; and
-      Certain option portfolio strategies

The Fund may also be considered a “smart beta” strategy.  The Advisor uses the term “smart beta” to refer to the broad range of investment strategies that apply rules-based alternative index construction guidelines to market capitalization based indexes.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXENHA Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to “call” away a security from the seller of the option at a particular price, called the “strike price.” Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund’s purchases and sales of call options result in “call spreads,” which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 20-25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to “put” a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities’ market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in any downturn in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

On a daily basis, the Fund’s net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund’s fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities’ issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXENHA Index. In addition, during the initial stages of the Fund’s operations, the Fund may invest in excess of 20% of its assets in investment-grade ETFs that provide exposure to certain fixed income securities in the EXENHA Index. The Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXENHA Index. The Fund is non-diversified.

5.	The section entitled “The Advisor and Subadvisor” under the heading “Management” beginning on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Advisor and Subadvisor

The Funds’ investment advisor is Exceed Advisory LLC, 28 West 44 Street, 16th Floor, New York, NY 10036. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940. As of September 30, 2015, the Adviser had approximately $6.8 million of assets under management.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for each Fund. The Advisor delegates the day-to-day management of the fixed-income portfolio of each Fund to the Subadvisor. The Advisor retains overall supervisory responsibility of the general management and investment of each Fund’s assets.

The Funds’ subadvisor, First Principles Capital Management, LLC, 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. Effective on September 15, 2015, FPCM was appointed to serve as the interim investment subadvisor to the Funds pursuant to an Interim Subadvisory Agreement (“Interim Agreement”) entered into between Exceed and FPCM. The Interim Agreement will remain in effect for no more than 150 days from September 15, 2015, or until the Fund shareholders approve a new investment subadvisory agreement, whichever is earlier. First Principles Capital Management, LLC is generally responsible for the investment management of the fixed-income securities portfolio of each Fund, subject to index constraints and oversight provided by the Advisor.

The Advisor receives an advisory fee at an annual rate equal to 0.90% of the Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that Net Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of each Fund’s Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expense of each Fund to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with the Advisor and the original Subadvisory Agreement between the Advisor and the Subadvisor are available in the Funds’ semi-annual report for the period ending May 31, 2015. A discussion summarizing the basis on which the Board approved the Interim Agreement between the Advisor and the Subadvisor will be available in the Funds’ annual report for the period ending November 30, 2015.

Manager of Managers Structure

The Funds’ Board and their shareholders have approved a “manager of managers” structure that would permit the Advisor to appoint and replace subadvisors and enter into, amend and terminate subadvisory agreements with subadvisors to the Funds without shareholder approval, but subject to Board approval (the “Manager of Managers Structure”).

The ability to implement the Manager of Managers Structure with respect to the Funds is contingent upon the receipt of an exemptive order from the SEC. The use of the Manager of Managers Structure with respect to the Funds would be subject to certain conditions set forth in the SEC exemptive order. There can be no assurance that the SEC would grant the Funds’ application for an exemptive order. Unless and until any such exemptive order is obtained, any appointment or replacement of subadvisors would require shareholder approval.

The Manager of Managers Structure would enable the Funds to operate without incurring the expense and delays associated with obtaining shareholder approval of subadvisory agreements. Under the Manager of Managers Structure, the Advisor will have the ultimate responsibility, subject to the oversight of the Board, to recommend the hiring and replacement of subadvisors. The Manager of Managers Structure will provide the Advisor with the discretion to terminate any such subadvisor and, subject to Board approval, allocate and reallocate the Funds’ assets for management among the subadvisors and itself. The Funds would notify shareholders of any change in the identity of a subadvisor or the addition of a subadvisor. The Manager of Managers Structure would not permit investment management fees paid by the Funds to be increased without shareholder approval or change Advisor’s responsibilities to the Funds.

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For more information, please contact a Fund customer service representative at (844) 800-5092 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND, EXCEED STRUCTURED
HEDGED INDEX STRATEGY FUND, and EXCEED STRUCTURED ENHANCED INDEX
STRATEGY FUND (the “Funds”)

Supplement dated October 5, 2015 to the Statement of Additional Information (“SAI”) dated December 24, 2014, as supplemented through April 15, 2015

1.	Changes to the names of the Funds:

All references to the Exceed Structured Shield Index Strategy Fund are hereby replaced with Exceed Defined Shield Index Fund;

All references to the Exceed Structured Hedged Index Strategy Fund are hereby replaced with Exceed Defined Hedge Index Fund; and

All references to the Exceed Structured Enhanced Index Strategy Fund are hereby replaced with Exceed Defined Enhancement Index Fund.

2.	The section entitled “Ownership of Advisor” on page 17 of the SAI is hereby deleted in its entirety and replaced with the following:

Ownership of Advisor and Subadvisor. Exceed Advisory LLC is wholly owned by Exceed Investments, LLC. Mr. Joseph Halpern owns roughly 45% of Exceed Investments, LLC and, therefore, maintains indirect control over Exceed Advisory LLC. As of September 15, 2015, First Principles Capital Management, LLC, the Subadvisor, is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

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For more information, please contact a Fund customer service representative at (844) 800-5092 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.